Other Income and Other Expenses - Summary of Other Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Foreign currency loss	₩ 1,235,054	₩ 1,030,084	₩ 1,189,193
Other bad debt expenses	1,379	4	1,798
Loss on disposal of property, plant and equipment	40,897	15,048	20,030
Impairment loss on property, plant and equipment	1,550,430	43,601
Loss on disposal of intangible assets	139		30
Impairment loss on intangible assets	249,450	82	1,809
Donations	693	7,698	17,152
Others	19,701	18,716	443
Other expenses	₩ 3,097,743	₩ 1,115,233	₩ 1,230,455